Earnings Per Share - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net (loss) income attributable to Quaker Chemical Corporation	$ (15,931)	$ 121,369	$ 39,658
Less: loss (income) allocated to participating securities	92	(480)	(148)
Net (loss) income available to common shareholders	$ (15,839)	$ 120,889	$ 39,510
Basic weighted average common shares outstanding (in shares)	17,841,487	17,805,034	17,719,792
Basic (loss) earnings per common share (in dollars per share)	$ (0.89)	$ 6.79	$ 2.23